Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2014	$ 33,337	$ 538,845	$ 771,176	$ (894,285)	$ 2,283	$ 451,356
Net income			110,274			110,274
Dividends paid			(15,605)			(15,605)
Stock awards and exercise of stock options (Note 4)	648	66,077		(38,257)		28,468
Purchases of treasury stock (Note 20)				(59,323)		(59,323)
Other		(1,916)		(113)	112	(1,917)
Balance at Dec. 31, 2015	33,985	603,006	865,845	(991,978)	2,395	513,253
Net income			108,743			108,743
Dividends paid			(16,439)			(16,439)
Stock awards and exercise of stock options (Note 4)	285	36,453		(16,127)		20,611
Purchases of treasury stock (Note 20)				(102,313)		(102,313)
Other		244		(118)	118	244
Balance at Dec. 31, 2016	34,270	639,703	958,149	(1,110,536)	2,513	524,099
Net income			98,177			98,177
Dividends paid			(17,371)			(17,371)
Stock awards and exercise of stock options (Note 4)	462	55,264		(26,467)		29,259
Purchases of treasury stock (Note 20)				(94,640)		(94,640)
Other		830		311	(311)	830
Balance at Dec. 31, 2017	$ 34,732	$ 695,797	$ 1,038,955	$ (1,231,332)	$ 2,202	$ 540,354